OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

(in thousands of $)	2012	2011
Deferred charter revenue	1,311	1,245
Prepaid charter income	2,544	7,321
Employee taxes	900	689
Other	11,816	79
	16,571	9,334